INCOME TAXES - Maturities of the tax loss carryforwards (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Unlimited tax loss carryforwards for which no deferred tax assets	€ 248,181	€ 239,160	€ 131,586
Up to 5 years
INCOME TAXES
Unlimited tax loss carryforwards for which no deferred tax assets	2,426	3,646	2,685
Up to 10 years
INCOME TAXES
Unlimited tax loss carryforwards for which no deferred tax assets	2,122	4,688	1,772
Up to 15 years
INCOME TAXES
Unlimited tax loss carryforwards for which no deferred tax assets	€ 823	€ 2,348	€ 4,508